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                                 AVESTA TRUST
                                  26-TCBE-45
                                 P.O. BOX 2558
                           HOUSTON, TEXAS 77252-8045
                                (713) 216-8188

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May 21, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


RE:  AVESTA Trust
     33-9421; 811-5526


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, and in lieu of the filing required pursuant to paragraph (c) of the Rule, the undersigned hereby certifies on behalf of the above referenced Trust, as follows:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Trust's registration statement filed on April 30, 1997; and

(2) the text of the most recent amendment to the Trust's registration statement was filed electronically on April 30, 1997.


Very truly yours,



/s/ Nancy M. Burge
Principal Financial and
Accounting Officer


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